Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Investment in Synergy JVCo	$ 1,185	$ 0	$ 676	$ 1,185
Other			5	6
Investments			$ 681	$ 1,191
Beginning balance	1,185	0
Capital contribution to JV	0	1,005
Incorporation costs	0	180
Adjustment for actual cash contributed to JV	(34)	0
Elimination of 10% profit on MEAs not yet sold or consumed	(676)	0
Equity in earnings for 2017	201	0
Ending Balance	$ 676	$ 1,185